SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details) € in Millions, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) item	Apr. 17, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Accounting policies
Amortization expense	¥ 65	¥ 62	¥ 16
Long-lived asset impairment loss	¥ 157	180	¥ 3
Number of reporting units | item	2		1
Contract liabilities	¥ 2,151	1,934
Net revenues	12,785	10,196	¥ 11,212
Advertising related expenses	165	150	99
Other Operating Income | Legacy Huazhu [Member]
Accounting policies
Unrestricted government subsidies from local governmental agencies	110	154	148
Hotel related funds
Accounting policies
Investments in funds	488	476
Term Facility Expiring December 2022
Accounting policies
Line of Credit Facility, Maximum Borrowing Capacity | €				€ 440	€ 440
Loyalty program
Accounting policies
Net revenues	243	223	224
Land use rights
Accounting policies
Amortization expense	¥ 7	¥ 7	¥ 8
Minimum
Accounting policies
Estimated membership duration	2 years
VAT (as a percent)	6.00%
Minimum | Legacy Huazhu [Member]
Accounting policies
Initial lease term	10 years
Minimum | Legacy DH [member]
Accounting policies
Initial lease term	20 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Minimum | Favorable lease agreements
Accounting policies
Estimated useful life of intangible assets	1 year
Minimum | Unfavorable lease agreements
Accounting policies
Estimated useful life of intangible assets	3 years
Maximum
Accounting policies
Estimated membership duration	5 years
VAT (as a percent)	19.00%
Maximum | Legacy Huazhu [Member]
Accounting policies
Initial lease term	20 years
Maximum | Legacy DH [member]
Accounting policies
Initial lease term	25 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years
Maximum | Favorable lease agreements
Accounting policies
Estimated useful life of intangible assets	20 years
Maximum | Unfavorable lease agreements
Accounting policies
Estimated useful life of intangible assets	13 years